Related Party Disclosures	12 Months Ended
Dec. 31, 2021
Disclosure Of Transactions Between Related Parties [Abstract]
Related Party Disclosures

38. Related party disclosures

According to IAS 24, the related parties of the Group are entities and individuals capable of exercising control, joint control or significant influence over the Group and its subsidiaries, companies belonging to the Stevanato Group S.p.A. the controlling company Stevanato Holding S.r.l., unconsolidated subsidiaries of the Group and associates. In addition, members of Stevanato Group’s Board of Directors and executives with strategic responsibilities and their families are also considered related parties. The Group carries out transactions with related parties on commercial terms that are normal in the respective markets, considering the characteristics of the goods or services involved.

Note 4 provide information about the Group’s structure, including details of the subsidiaries and the holding company.

Transaction with related parties refer to:

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revenues from the sale of drug containment systems from the associate Swissfillon AG up to the date of the decrecognition (October 22, 2021);
-
service fees and rentals paid to Winckler & Co Ltd, the company whose owner holds minority interests in the subsidiary Ompi of Japan;
-
rentals paid to SFEM Italia S.r.l., controlled by Stevanato family;
-
the purchase of products and rentals paid to Società Agricola Stella S.r.l., fully controlled by SFEM Italia S.r.l. until November 12, 2021 and then 51% controlled by Stevanato Holding S.r.l. and 49% controlled by SFEM Italia S.r.l.;
-
consulting services rented by Federici William and by MJB Consultants LLC, Progenitor Capital Partners LLC and Studio Legale Spinazzi Azzarita Troi, whose beneficial owners are Board members in Stevanato Group;
-
industrial rentals paid to E & FKH Ejendomme ApS, whose beneficial owners are family members of a Board member in the subsidiary SVM Automatik A/S;
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rentals paid to members of Stevanato family. With reference to 2019, it includes also revenues for the sale of residential flat located in Punto Central (Mexico) from Ompi North America to Marco Stevanato for an aggregate amount of EUR 412 thousand; this transaction generated a gain of EUR 282 thousand as shown in the chart below;
-
in 2018 and 2019 SE Holdings Co. Ltd, the minority shareholder of the subsidiary Ompi of Japan, disbursed loans amounting respectively to JPY 73.5 million and JPY 49.0 million;
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donations to the Stevanato Foundation, owned by Stevanato family. The foundation exclusively pursues the aims of social solidarity, philanthropy and charity, operating in the fields of social and socio-medical assistance, education and training as well as cultural and educational activities and scientific research. The Foundation intervenes in support of children and young people in situations of serious difficulty due to their illnesses, the distress of their families or other situations that may affect their health or growth;
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in 2021 the Company guaranteed a loan to certain of the beneficiaries of the stock grant plan 2021-2027 to enable the payment of the tax liabilities associated with the granted stocks;
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recharge of the costs pertaining to the public offer for shares sale to Stevanato Holding S.r.l.;
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consulting services rented by C.T.S. Studio AS, whose beneficial owner is a Board member in the sub-holding Stevanato Group International AS.;
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revenues from the sale of drug containment systems to Incog BioPharma Services, Inc, a U.S. based biopharma services company, majority owned by SFEM Italia S.r.l..

The amounts of transactions with related parties recognized in the consolidated income statement and the related assets and liabilities are as follows:

For the year ended and as at December 31, 2021

(EUR thousand)	Revenues	Costs*

Parent company
Stevanato Holding S.r.l.	4,475	—

Associate companies
Swissfillon AG	565	—

Other related parties
Winckler & Co. Ltd.	—	352
Società Agricola Stella S.r.l.	—	99
SFEM Italia S.r.l.	—	19
MJB Consultants LLC	—	57
Progenitor Capital Partners LLC	—	67
E & FKH Ejendomme ApS	—	410
Piovesan Barbara	—	30
Studio Legale Spinazzi Azzarita Troi	—	578
Federici William	—	69
Fondazione Stevanato	—	180
C.T.S. Studio AS	—	20
Incog BioPharma Services Inc	671	—

* Costs include cost of sale, selling, general administrative costs and other expenses net

(EUR thousand)	Trade receivables	Trade payables	Other Assets	Other Liabilities
Other related parties
Winckler & Co. Ltd.	—	29	—	—
Società Agricola Stella S.r.l.	—	54	—	—
SFEM Italia S.r.l.	—	2	—	—
Studio Legale Spinazzi Azzarita Troi	—	151	—	—
C.T.S. Studio AS	—	2	—	—
Incog BioPharma Services Inc	393	—	—	—

Loan from/to related parties

For the year ended and as at December 31, 2021

(EUR thousand)	Interest received	Interest paid	Financial assets or liabilities

Associate companies
Swissfillon AG	10	—	—

Other related parties
SE Holdings Co.Ltd.	—	5	(940)

Key management personnel of the Group:
Directors and Key Managers	22	—	447

For the year ended and as at December 31, 2020

(EUR thousand)	Revenues	Costs*

Associate companies
Swissfillon AG	790	—

Other related parties
Winckler & Co. Ltd.	—	350
Società Agricola Stella S.r.l.	—	72
SFEM Italia S.r.l.	—	19
MJB Consultants LLC	—	142
Progenitor Capital Partners LLC	—	84
E & FKH Ejendomme ApS	—	399
Piovesan Barbara	—	30
Studio Legale Spinazzi Azzarita Troi	—	536
Fondazione Stevanato	—	155

* Costs include cost of sale, selling, general administrative costs and other expenses net

(EUR thousand)	Trade receivables	Trade payables	Other Assets	Other Liabilities

Associate companies
Swissfillon AG	88	—	—	—

Other related parties
Winckler & Co. Ltd.	—	28	—	—
Società Agricola Stella S.r.l.	—	25	24	—
SFEM Italia S.r.l.	—	2	—	—

Loan from/to related parties

For the year ended and as at December 31, 2020

(EUR thousand)	Interest received	Interest paid	Financial assets or liabilities

Associate companies	20	—	1,342
Swissfillon AG

Other related parties
SE Holdings Co.Ltd.	—	6	(968)

Key management personnel of the Group
Directors and Key Managers	53	—	4,614

For the year ended December 31, 2019

(EUR thousand)	Revenues	Costs*

Associate companies
Swissfillon AG	168	—

Other related parties
Winckler & Co. Ltd.	—	499
Società Agricola Stella S.r.l.	—	83
SFEM Italia S.r.l.	—	19
MJB Consultants LLC	—	150
Progenitor Capital Partners LLC	—	89
E & FKH Ejendomme ApS	—	391
Stevanato Marco	—	(282)
Piovesan Barbara	—	30
Stevanato Sergio	—	98
Studio Legale Spinazzi Azzarita Troi	—	294
Fondazione Stevanato	—	130

* Costs include cost of sale, selling, general administrative costs and other expenses net

Loan from/to related parties

For the year ended December 31, 2019

(EUR thousand)	Interest received	Interest paid

Associate companies
Swissfillon AG	17	—

Other related parties
SE Holdings Co.Ltd.	—	5

Key management personnel of the Group
Directors and Key Managers	53	—

Emoluments to Directors and Key Management

The fees of the Directors of Stevanato Group S.p.A. are as follows:

For the year ended December 31, 2021

(EUR thousand)	Fixed remuneration		Pension	Long Term	Share based	Total
	Annual	Fringe	expense (1)	Benefits (2)	compensation (3)	remuneration
	fee	benefits
Total Directors	2,196	14	50	(2,966)	350	(356)

(1) Pensions expense related to Trattamento Fine Mandato accrued on the year

(2) Long term benefits related to cash settled awards early terminated in 2021

(3) Shares assigned to board members

For the year ended December 31, 2020

(EUR thousand)	Fixed remuneration		Pension	Long Term	Total
	Annual	Fringe	expense(1)	Benefits(2)	remuneration
	fee	benefits
Total Directors	1,688	28	50	412	2,178

(1) Pensions expense related to Trattamento Fine Mandato accrued on the year

(2) Long term benefits related to cash settled awards

For the year ended December 31, 2019

(EUR thousand)	Fixed remuneration		Pension	Long Term	Total
	Annual	Fringe	expense (1)	Benefits (2)	remuneration
	fee	benefits
Total Directors	1,475	21	50	127	1,673

1) Pensions expense related to Trattamento Fine Mandato accrued on the year

(2) Long term benefits related to cash settled awards

The aggregate compensation for members of the Senior Management Team (excluding the Chairman and including the CEO) is as follows:

For the year ended December 31, 2021

(EUR thousand)	Fixed remuneration		Variable	Pension	Long Term	Share based	Total
	Annual	Fringe	remuneration(2)	expense (3)	Benefits(4)	compensation(5)	remuneration
	fee	benefits(1)
Total Other Key Management	1,210	21	1,014	85	(6,007)	1,536	(2,141)

(1) Fringe benefits related to car and insurance benefits

(2) Variable remuneration related to MBO and LTI

(3) Pensions expense related to Trattamento Fine Rapporto accrued on the year

(4) Long term benefits related to cash settled awards early terminated in 2021

(5) Share-based compensation awarded under stock grant plan

For the year ended December 31, 2020

(EUR thousand)	Fixed remuneration		Variable	Pension	Long Term	Total
	Annual	Fringe	remuneration(2)	expense(3)	Benefits(4)	remuneration
	fee	benefits(1)
Total Other Key Management	1,150	23	698	81	1,254	3,206

(1) Fringe benefits related to car and insurance benefits

(2) Variable remuneration related to MBO

(3) Pensions expense related to Trattamento Fine Rapporto accrued on the year

(4) Long term benefits related to cash settled awards

For the year ended December 31, 2019

(EUR thousand)	Fixed remuneration		Variable	Pension	Long Term	Total
	Annual	Fringe	remuneration(2)	expense(3)	Benefits(4)	remuneration
	fee	benefits(1)
Total Other Key Management	1,231	19	305	86	723	2,364

(1) Fringe benefits related to car and insurance benefits

(2) Variable remuneration related to MBO

(3) Pensions expense related to Trattamento Fine Rapporto accrued on the year

(4) Long term benefits related to cash settled awards